Schedule of investments
Macquarie VIP Smid Cap Core Series
March 31, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 97.60%
Basic Materials — 6.68%
Arcosa	14,412	$ 1,111,453
Beacon Roofing Supply †	23,823	2,946,905
Boise Cascade	16,268	1,595,728
Huntsman	101,248	1,598,706
Kaiser Aluminum	14,117	855,773
Minerals Technologies	31,382	1,994,954
Reliance	9,315	2,689,706
		12,793,225
Business Services — 5.32%
ABM Industries	28,818	1,364,820
Aramark	43,276	1,493,888
ASGN †	17,448	1,099,573
Casella Waste Systems Class A †	14,846	1,655,477
Clean Harbors †	8,382	1,652,092
FTAI Aviation	3,721	413,143
UL Solutions Class A	14,532	819,605
WillScot Holdings	60,571	1,683,874
		10,182,472
Capital Goods — 10.98%
API Group †	20,269	724,820
Applied Industrial Technologies	3,853	868,235
Atkore	4,759	285,492
Carlisle	6,304	2,146,512
Chart Industries †	7,387	1,066,387
Federal Signal	21,473	1,579,339
Gates Industrial †	39,775	732,258
Graco	17,954	1,499,339
Kadant	4,181	1,408,621
KBR	30,565	1,522,443
Lincoln Electric Holdings	11,427	2,161,531
Quanta Services	4,222	1,073,148
Regal Rexnord	9,026	1,027,610
Tetra Tech	44,456	1,300,338
WESCO International	13,328	2,069,838
Zurn Elkay Water Solutions	47,339	1,561,240
		21,027,151
Consumer Discretionary — 4.01%
BJ's Wholesale Club Holdings †	24,436	2,788,148
Dick's Sporting Goods	14,561	2,934,915
Malibu Boats Class A †	19,572	600,469
Steven Madden	50,829	1,354,084
		7,677,616
Consumer Services — 2.48%
Brinker International †	10,563	1,574,415
Texas Roadhouse	14,198	2,365,813
Wendy's	54,779	801,417
		4,741,645
Consumer Staples — 3.05%
Casey's General Stores	7,496	3,253,564
J & J Snack Foods	9,575	1,261,219
YETI Holdings †	40,018	1,324,596
		5,839,379
	Number of shares	Value (US $)
Common Stocks (continued)
Credit Cyclicals — 2.67%
BorgWarner	35,460	$ 1,015,929
KB Home	12,973	753,991
La-Z-Boy	24,526	958,721
Taylor Morrison Home †	14,216	853,529
Toll Brothers	14,432	1,523,875
		5,106,045
Energy — 4.93%
Expand Energy	39,684	4,417,623
Liberty Energy	154,855	2,451,355
Permian Resources	186,300	2,580,255
		9,449,233
Finance — 16.62%
Axis Capital Holdings	34,212	3,429,411
Columbia Banking System	96,062	2,395,786
East West Bancorp	40,844	3,666,157
Essent Group	27,261	1,573,505
Hamilton Lane Class A	5,375	799,101
Kemper	41,310	2,761,574
Old National Bancorp	108,412	2,297,250
Pinnacle Financial Partners	25,558	2,710,170
Reinsurance Group of America	13,532	2,664,451
SouthState	27,339	2,537,606
Stifel Financial	22,898	2,158,366
Webster Financial	59,908	3,088,257
WSFS Financial	33,742	1,750,198
		31,831,832
Healthcare — 13.40%
Amicus Therapeutics †	80,280	655,085
Apellis Pharmaceuticals †	32,733	715,871
Axsome Therapeutics †	9,367	1,092,473
Azenta †	17,740	614,514
Bio-Techne	22,102	1,295,840
Blueprint Medicines †	19,657	1,739,841
Encompass Health	20,048	2,030,461
Exact Sciences †	25,690	1,112,120
Halozyme Therapeutics †	33,108	2,112,621
Insmed †	30,060	2,293,277
Inspire Medical Systems †	6,809	1,084,538
Intra-Cellular Therapies †	3,905	515,148
Lantheus Holdings †	15,613	1,523,829
Ligand Pharmaceuticals †	13,835	1,454,612
Natera †	15,079	2,132,321
Neurocrine Biosciences †	15,416	1,705,010
OmniAb 12.5 =, †	3,815	0
OmniAb 15 =, †	3,815	0
Repligen †	8,672	1,103,425
Supernus Pharmaceuticals †	33,268	1,089,527
TransMedics Group †	11,201	753,603
Ultragenyx Pharmaceutical †	17,604	637,441
		25,661,557
Media — 2.00%
IMAX †	57,113	1,504,928
Interpublic Group	49,151	1,334,941
NQ- IV087 [0325] 0525 (4476097)    1

Schedule of investments
Macquarie VIP Smid Cap Core Series   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Media (continued)
Nexstar Media Group	5,510	$ 987,502
		3,827,371
Real Estate Investment Trusts — 6.72%
Brixmor Property Group	74,978	1,990,666
Camden Property Trust	19,950	2,439,885
First Industrial Realty Trust	39,980	2,157,321
Healthpeak Properties	86,287	1,744,723
Jones Lang LaSalle †	6,060	1,502,334
Kite Realty Group Trust	76,586	1,713,229
Terreno Realty	20,758	1,312,321
		12,860,479
Technology — 13.71%
Box Class A †	30,133	929,904
Coherent †	29,028	1,885,078
Dynatrace †	30,479	1,437,085
ExlService Holdings †	62,863	2,967,762
Guidewire Software †	15,036	2,817,145
MACOM Technology Solutions Holdings †	16,546	1,660,887
Procore Technologies †	18,933	1,249,957
PTC †	5,657	876,552
Q2 Holdings †	23,464	1,877,355
Rapid7 †	19,502	516,998
Rubrik Class A †	9,105	555,223
Semtech †	58,704	2,019,418
Silicon Laboratories †	11,161	1,256,394
SPS Commerce †	6,723	892,344
Varonis Systems †	41,561	1,681,142
WNS Holdings †	29,176	1,794,032
Workiva †	10,948	831,063
Yelp †	27,438	1,016,029
		26,264,368
Transportation — 3.05%
International Seaways	12,385	411,182
Kirby †	21,906	2,212,725
Knight-Swift Transportation Holdings	31,233	1,358,323
Saia †	792	276,749
Werner Enterprises	28,015	820,839
XPO †	7,100	763,818
		5,843,636
	Number of shares	Value (US $)
Common Stocks (continued)
Utilities — 1.98%
Black Hills	28,285	$ 1,715,485
Spire	26,648	2,085,206
		3,800,691
Total Common Stocks (cost $172,830,465)		186,906,700

Short-Term Investments — 2.49%
Money Market Mutual Funds — 2.49%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.23%)	1,189,811	1,189,811
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.23%)	1,189,815	1,189,815
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.31%)	1,189,813	1,189,813
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.27%)	1,189,815	1,189,815
Total Short-Term Investments (cost $4,759,254)		4,759,254

Total Value of Securities—100.09% (cost $177,589,719)		191,665,954
Liabilities Net of Receivables and Other Assets—(0.09%)		(164,935)
Net Assets Applicable to 15,643,382 Shares Outstanding—100.00%		$191,501,019
†	Non-income producing security.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.

2    NQ- IV087 [0325] 0525 (4476097)